LOANS PAYABLE (Details Textual) - Class of Stock [Domain] - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 10, 2013	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2015	Dec. 31, 2013
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Conversion, Converted Instrument, Shares Issued		33,333
Secured Debt					$ 241,185
Debt Instrument, Maturity Date	Jun. 10, 2014		Feb. 28, 2014
Stock To Be Issued Upon Conversion of Stock Option		416,666
Share Price		$ 0.58
Debt Conversion, Original Debt, Amount		$ 58,000
Fair Value of Stock Option Issued		$ 106,185
Debt Conversion, Converted Instrument, Warrants or Options Issued		349,522
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.35
Warrants Expiration Period		2 years
Accretion of Discount			$ 98,046
Relative Fair Value of Options Issued and Contributed Capital from Shareholders			98,046
Lenders Received Shares From Personal Shareholdings Of Founders		100,000
Loans Payable [Member]
Debt Instrument, Fair Value Disclosure		$ 143,139
Employee Stock Option [Member]
Debt Instrument, Fair Value Disclosure		63,481
Common Stock [Member]
Debt Instrument, Fair Value Disclosure		$ 34,565
Relative Fair Value of Options Issued and Contributed Capital from Shareholders			$ 0
Lieberman Family Trust [Member]
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Debt Instrument, Payment Terms			90 Days
Debt Instrument, Face Amount			$ 2,711,700
Gaston-Dreyfus Remi [Member]
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Debt Instrument, Periodic Payment		$ 452,350
Parvez Patel/Huda [Member]
Debt Instrument, Interest Rate, Stated Percentage		2.00%
Debt Instrument, Face Amount		$ 5,694,570
Debt Instrument, Periodic Payment		99,517
Pope and Co. [Member]
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Debt Instrument, Payment Terms			90 Days
Debt Instrument, Face Amount			$ 2,711,700
Debt Instrument, Periodic Payment, Principal		180,940
Debt Instrument, Periodic Payment, Interest		$ 12,138
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.23